SHARE CAPITAL	12 Months Ended
Dec. 31, 2014
SHARE CAPITAL [Abstract]
SHARE CAPITAL
NOTE 11:	SHARE CAPITAL

a.	The Company's ordinary shares are quoted under the symbol “SPCB” on the NASDAQ Capital Market in the United States.

On August 22, 2013, a 1 for 4.250002 reverse split of the Company's ordinary shares became effective. Pursuant to this reverse share split, each 4.250002 ordinary shares of NIS 0.0588235 par value became 1 ordinary share of NIS 0.25 par value and increased its share capital to 15 million ordinary shares.

All amounts of shares and per shares have been retroactively amended to give effect to the reverse stock splits.

During December 2013, 3,450,000 ordinary shares (including the full exercise of an over-allotment option) were issued in an underwritten public offering, for aggregate gross proceeds of $13,800.

During 2014, 358,000 ordinary shares were issued under a security purchase agreement for an aggregate gross proceeds of $2,458.

c.	Shareholders' rights:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, and the right to receive dividends, if declared.

d.	Stock options:

1.	In 2003, the Company adopted a stock option plan under which the Company issues stock options (the “Option Plan”). The Option Plan is intended to provide incentives to the Company's employees, officers, directors and/or consultants by providing them with the opportunity to purchase ordinary shares of the Company. Subject to the provisions of the Israeli Companies Law, the Option Plan is administered by the Compensation Committee, and is designed: (i) to comply with Section 102 of the Israeli Tax Ordinance or any provision which may amend or replace it and the rules promulgated thereunder and to enable the Company and grantees thereunder to benefit from Section 102 of the Israeli Tax Ordinance and the Commissioner's Rules; and (ii) to enable the Company to grant options and issue shares outside the context of Section 102 of the Israeli Tax Ordinance. Options granted under the Option Plan will become exercisable ratably over a period of three to five years or immediately in certain circumstances, commencing with the date of grant. The options generally expire no later than 10 years from the date of grant. Any options which are forfeited or canceled before expiration become available for future grants.

As a result of an amendment to Section 102 of the Israeli Tax Ordinance as part of the 2003 Israeli tax reform, and pursuant to an election made by the Company thereunder, capital gains derived by optionees arising from the sale of shares issued pursuant to the exercise of options granted to them under Section 102 after January 1, 2003, will generally be subject to a flat capital gains tax rate of 25%. However, as a result of this election, the Company will no longer be allowed to claim as an expense for tax purposes the amounts credited to such employees as a benefit when the related capital gains tax is payable by them, as the Company had previously been entitled to do under Section 102.

On June 27, 2007, the Compensation Committee and board of directors of the Company approved a new option plan under which the Company may grant stock options to the U.S. employees of the Company and its subsidiaries. Under this new option plan, the Company may grant both qualified (for preferential tax treatment) and non-qualified stock options. On August 15, 2007, the new option plan was approved by the shareholders of the Company at the general shareholders meeting.

On August 9, 2011, the Company issued options to purchase up to 35,294 shares to a former officer of the Company as part of his employment agreement. The options (the fair value of which was estimated at $6) which have an exercise price of $0.47, vested immediately. The options were not exercised within the allowed time frame following the termination of services provided by the optionee, hence were expired.

On August 24, 2011, the Company issued options to purchase up to 90,588 shares to several employees of the Company. The options (the fair value of which was estimated at $18) have an exercise price of $0.85. Of such options, 36,471 options vested on January 1, 2012, and the remaining 54,118 vested on January 1, 2013. The options will expire after ten years.

During 2012 no options were granted.

During 2013, the Company issued options to purchase up to 152,949 shares to several employees of the Company. The options (the fair value of which was estimated at $137) have a weighted average exercise price of $0.72. These options will vest over a 4 year period, and will expire after ten years.

In June 2013, the Option plan was extended for another period of 10 years, until December, 31, 2023.

During the year 2014, the Company issued option to purchase up to 36,765 shares to several employees and to a service provider of the Company. The options ( fair value of which was estimated at $189) have a weighted average exercise price of $1.86 , and of such options, 31,765 were exercised by the end of 2014.

2.	A summary of the Company's stock option activity and related information is as follows:

	Year ended December 31
	2014		2013		2012
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$		$
Outstanding at Beginning of year	204,931	2.06	128,952	4.12	509,143	3.36
Granted	36,765	1.86	152,949	0.72	-	-
Exercised	(100,441)	0.82	(6,000)	0.85	(80,499)	0.00
Canceled and forfeited	(3,400)	13.00	(70,970)	5.74	(299,692)	6.84
Outstanding at end of year	137,855	2.64	204,931	2.06	128,952	4.12
Exercisable at end of year	44,618	5.90	78,457	4.25	92,482	5.40

The weighted average fair value of options granted during the reported periods was $5.15 per option for the year ended December 31, 2014, and $1.09 per option for the year ended December 31, 2013. In 2012 no options were granted.

The fair value of these options was estimated on the date of grant using the Black & Scholes option pricing model. The following weighted average assumptions were used for the 2014 grants: risk-free rate of 0.34%, dividend yield of 0%, expected volatility factor of 314.47% and expected term of 1.9 years. The following weighted average assumptions were used for the 2013 grants: risk-free rate of 1.2% dividend yield of 0%, expected volatility factor of 344.19% and expected term of 6.11 years.

The expected volatility was based on the historical volatility of the Company's stock. The expected term was based on the historical experience and based on Management estimate.

Compensation expenses recognized by the Company related to its share-based employee compensation awards were $173, $32, and $7 for the years ended December 31, 2014, 2013 and 2012, respectively.

The following table summarizes the allocation of the stock-based compensation charge

	Year ended December 31,
	2014	2013	2012
	$	$	$

Cost of revenues	-	-	1.5
Research and development expenses	35	20	4
Selling and marketing expenses	-	-	-
General and administrative expenses	138	12	1.5

	173	32	7